 June 29, 2005

US Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Dear Sir/Madam,

Re: J-Pacific Gold Inc. 20F Annual Report

We are submitting to you an amended 20F annual report filing for fiscal year ended 2004. The filing was amended to include 302 and 906 certificates for Nicholas Ferris and Ralph Braun.

Please find enclosed the 20F submission (jpn20f2005.htm) along with the following documents:

- coverletter.htm: President's cover letter
- jpn20f2005.htm: the 20F Annual Report
- ceocert302.htm: CEO Certificate - N. Ferris 302 certificate
- cfocert302.htm: CEO Certificate - R. Braun 302 certificate
- ceocert906.htm: CEO Certificate - N. Ferris 906 certificate
- cfocert906.htm: CEO Certificate - R. Braun 906 certificate
- map1.gif: BC Property map (graphic)
- map2.jpg: Quebec Property map (graphic)
- map3.gif: California Property map (graphic)
- map3.jpg: Nevada Property map (graphic)

My contact information is as follows:

Nicholas Ferris
J-Pacific Gold Inc.
Suite 1440, 1166 Alberni Street
Vancouver, BC
CANADA V6E 3Z3
Telephone: 604-684-6677
Fax: 604-684-6678
email: nferris@jpgold.com

Thank you again for your assistance with this matter.

Yours truly,
Nicholas Ferris
President and CEO
J-Pacific Gold Inc.